SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2011
SHARE-BASED PAYMENTS
15.	SHARE-BASED PAYMENTS

Stock related award incentive plan of 1999

On September 1, 1999, the Company’s shareholders approved the 1999 Stock Related Award Incentive Plan (the “1999 Plan”). Under the 1999 Plan, the Company may issue up to 12% of the fully diluted ordinary shares of the Company to its directors and employees. The purpose of the 1999 Plan is to provide additional incentive and motivation to its directors and employees, through an equity interest in the Company, to work towards increasing the value of the Company. The 1999 Plan provides for accelerated vesting, subject to certain conditions, if there is a change in control. The 1999 Plan has no stated expiry date.

The exercise price, vesting and other conditions of individual awards are determined by the chairman of the Company. The awards are typically subject to a 3-year to a 4-year service vesting condition and expire 10 or 15 years after the grant date. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions including a non-compete condition for a period of 2 years after cessation of employment with the Company. The non-compete condition does not give rise to an in-substance service condition.

Starting from December 31, 2006, the Company awarded Special Stock Options to its employees and directors. Terms for Special Stock Options are the same as other option grants except the underlying ordinary shares to be received upon exercise of the vested options do not have any entitlement to vote. Every two Special Stock Options is exercisable into one Class A ordinary share. The Special Stock Options have been accounted for as equity awards and measured at the date on which the terms of the grant was communicated to the grantee (the “grant date”). These Special Stock Options vest 10% after the first year of service, 20% after the second year of service, 40% after the third year of service and 30% after the fourth year of service. The contractual life of the Special Stock Option is ten years from the date of grant.

From 2001 to 2003, the Company granted stock options which contained an exercise price denominated in HK$. Since this denomination is neither the functional currency of the Company nor the currency in which the grantee is paid, these stock options are dual indexed to foreign exchange and the shares of the Company. Accordingly, they are accounted for as liability awards that are remeasured at fair value with changes recognized in the consolidated statements of income.

As of January 1, 2010, there were 1,739,500 stock options outstanding, which are accounted for as liability awards, with a weighted average exercise price of HK$2.59 and weighted average remaining contractual term of 7.22 years. These liability awards were fully vested. In April 2010, the Company modified the exercise prices of these fully vested stock options from a range of HK$1 to HK$5 to a range of US$0.13 to US$0.64. The modification resulted in the liability awards being reclassified as equity awards, as the stock options were no longer dual indexed to the Company’s ordinary shares and foreign exchange. No additional compensation expense was recognized at the date of modification, as the modification did not result in any incremental fair value in the new equity awards granted. Share-based compensation expenses for the liability awards were US$1,242, US$325and nil for the years ended December 31, 2009, 2010 and 2011, respectively. There were no grants of liability awards during any of the years presented.

Stock related award incentive plan of 2010

On August 4, 2010, the Company’s board of directors and shareholders approved the 2010 Stock Related Award Incentive Plan (the “2010 Plan”). Under the 2010 Plan, the Company may issue up to 10% of the total number of ordinary shares, including ordinary shares issuable upon conversion of any preferred shares to its directors and employees. The purpose of the 2010 Plan was to recognize and acknowledge the contributions made to the Company by eligible employees and to promote the success of the Company’s business. The 2010 Plan allows the board of directors, or its designated committee, to establish the performance criteria when granting stock options on the basis of any one of, or combination of, increase in share price, earnings per share, total shareholder return, return on equity, return on assets, return on investment, net operating income, cash flow, revenue, economic value added, personal management objectives, or other measures of performance selected by the Company’s board of directors, or its designated committee. Partial achievement of the specified criteria may result in a vesting corresponding to the degree of achievement as specified in the detail rules.

The exercise price, vesting and other conditions of individual awards are determined by the Chairman of the Company. The awards are typically subject to a 4-year service vesting condition and multiple performance conditions with a contractual life of 10 years. In addition, the grantee must return all awards and any proceeds from the sale of the awards if he/she violates certain provisions.

A summary of the equity award activity under the 1999 Plan and 2010 Plan for the year ended December 31, 2011 is stated below:

Options Granted to Employees	Number of Shares (*)	Weighted- Average per Share Exercise Price		Weighted- Average Grant-date Fair Value per Share		Weighted Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value

Outstanding, December 31, 2010	12,323,800	US$	6.19	US$	2.86	8.47	US$	144,080

Granted	—
Forfeited	(340,768)	US$	7.51	US$	3.35
Expired	(24,251)	US$	4.82	US$	1.86
Exercised	(2,084,109)	US$	1.60	US$	0.51		US$	29,373
Reclassified from liability awards	—

Outstanding, December 31, 2011	9,874,672	US$	7.21	US$	3.31	7.92	US$	73,010

Vested and expected to vest at December 31, 2011	9,874,672	US$	7.21	US$	3.31	7.92	US$	73,010

Exercisable at December 31, 2011	5,912,823	US$	5.22	US$	2.31	7.54	US$	72,671

*	Included both Class A and Class B ordinary shares.

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as at December 31, 2011 and the exercise price. Total intrinsic value of options exercised for the three years ended December 31, 2009, 2010 and 2011 was nil, US$20,342 and US$29,373, respectively.

As of December 31, 2011, there was US$14,753 of unrecognized share-based compensation cost related to equity awards that are expected to be recognized over a weighted-average vesting period of 2.18 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

During the year ended December 31, 2011, the Company issued 2,084,109 shares of common stock and received US$2,655 cash in connection with the exercise of outstanding stock options.

The fair value for the 1999 Plan was estimated using the binominal option pricing model by the Company with assistance from an external valuation firm. The volatility assumption was estimated based on the price volatility of the shares of comparable companies in the internet media business because the Company was not a public company at the grant date and therefore did not have data to calculate expected volatility of the price of the underlying ordinary shares over the expected term of the option. The expected term was estimated based on the resulting output of the binomial option pricing model. The risk-free rate was based on the market yield of US Treasury Bonds & Notes with maturity terms equal to the expected term of the option awards. Forfeitures were estimated based on historical experience. The suboptimal exercise factor of 1.5 is based on external consultant’s research on the early exercise behavior of employees with stock options.

The fair value for the 2010 plan was estimated on the date of grant using the Black-Scholes option pricing model by the management. The volatility assumption was estimated based on the implied volatilities of comparable public companies due to the limited historical volatility of the Company’s share. The expected term was estimated based on the average between the vesting term and the contractual term. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Forfeitures were estimated based on historical experience.

The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

	2009	2010	2011

Risk-free interest rate	3.39%	1.96%	—
Dividend yield	—	—	—
Expected volatility range	36.03%	50.86%	—
Weighted average expected life	6.32 years	6.35 years	—
Estimated forfeiture rate	3%	3%	—
Fair value of ordinary share	$6.73	$6.92-$10.63	—
Suboptimal exercise factor	1.5	1.5	—

Total share-based compensation expense of share-based awards granted to employees and directors is as follows:

	For the Year Ended December 31,
	2009	2010	2011
	US$	US$	US$

Cost of revenues	489	749	1,103
Selling expenses	595	1,035	1,506
General and administrative expenses	3,056	3,291	4,561

	4,140	5,075	7,170

Ordinary share payment

On May 11, 2011, the Company issued 704 ordinary shares to Digital Link Investment Limited which is owned by Mr. Shan Li, an independent director of the Company, in exchange for his services provided to the Company. Share-based compensation expense of US$6 has been determined by reference to the market value of the Company’s shares at the issuance date, and has been fully recognized as an expense upon the issuance of the ordinary shares.